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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10055
                                    --------------------------------------------

                           Readington Holdings, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    One Merck Drive, Whitehouse Station, New Jersey                      08889
    ----------------------------------------------------------------------------
            (Address of principal executive offices)                  (Zip code)

                         The Corporation Trust Company,
                             820 Bear Tavern Road
                         West Trenton, New Jersey 08628
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (908) 423-1000
                                                     ---------------------------

Date of fiscal year end:  11/30
                          ------------------
Date of reporting period:  05/31/2003
                        --------------------

Item 1 -- Reports to Stockholders.

READINGTON HOLDINGS, INC.

SEMI-ANNUAL REPORT
MAY 31, 2003
(UNAUDITED)

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                         READINGTON HOLDINGS, INC., MAY 31, 2003

SCHEDULE OF INVESTMENTS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                      NOTIONAL AMOUNT                                           INVESTMENTS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
 DIVIDEND                  2,906,838   Merck & Co. Strip Series 2 (Income Receipt-
 RECEIPTS - 0.2%                       Merrill Lynch Institutional Money Market Fund)                                 $   1,669,539
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN DIVIDEND RECEIPTS (COST - $2,161,953) - 0.2%                  1,669,539
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            FACE
                           AMOUNT                                            SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
 BANK                   $ 20,000,000   Beta Finance, 1.238% due 1/15/2004+                                               20,001,620
 NOTES-5.8%               20,000,000   Wells Fargo, 1.29% due 4/02/2004+                                                 19,996,080
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN BANK NOTES (COST - $40,000,000) - 5.8%                       39,997,700
------------------------------------------------------------------------------------------------------------------------------------
 CERTIFICATES OF          20,000,000   Abbey National Treasury Services PLC, 1.40% due 4/15/2004                         20,052,600
 DEPOSIT-14.5%            20,000,000   BNP Paribas, 1.33% due 1/27/2004                                                  20,030,000
                          20,000,000   Rabobank Nederland NV, 1.56% due 11/25/2003                                       20,044,600
                          20,000,000   Royal Bank of Scotland PLC, 1.30% due 3/31/2004                                   20,033,200
                          20,000,000   Westdeutsche Landesbank Girozentrale, 1.29% due 4/13/2004                         20,033,000
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN CERTIFICATES OF DEPOSIT (COST - $99,995,925) - 14.5%        100,193,400
------------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL               20,000,000   Asset Securitization Cooperative Corp., 1.23% due 6/25/2003                       19,982,917
 PAPER*-66.7%             20,000,000   CXC Incorporated, 1.22% due 7/23/2003                                             19,964,078
                          20,000,000   Corporate Receivables Corp., 1.26% due 6/11/2003                                  19,992,300
                          20,000,000   Falcon Asset Securitization, 1.25% due 6/23/2003                                  19,984,028
                          20,000,000   Gannett Company Inc., 1.22% due 6/26/2003                                         19,982,378
                          20,000,000   General Electric Capital Corp., 1.25% due 7/22/2003                               19,963,889
                          20,000,000   Golden Funding Corp., 1.22% due 8/20/2003                                         19,946,400
                          20,000,000   International Lease Finance Corporation, 1.22% due 6/20/2003                      19,986,444
                          20,000,000   K2 Corporation, 1.25% due 7/09/2003                                               19,972,917
                          20,000,000   Lexington Parker Capital Co., LLC, 1.35% due 6/02/2003                            19,998,500
                          20,000,000   Liberty Street Funding Corp., 1.24% due 7/25/2003                                 19,962,111
                          20,000,000   Marsh & McLennan Companies, Inc., 1.20% due 6/11/2003                             19,992,667
                          20,000,000   Moat Funding, LLC, 1.23% due 8/15/2003                                            19,949,600
                          20,000,000   National Rural Utilities Cooperative Finance Corp., 1.24% due 6/11/2003           19,992,422
                          20,000,000   Park Avenue Receivables Corp., 1.25% due 6/19/2003                                19,986,806
                          20,000,000   Preferred Receivables Funding Corp., 1.25% due 6/23/2003                          19,984,028
                          20,000,000   Receivables Capital Corp., 1.23% due 6/09/2003                                    19,993,850
                          20,000,000   Sheffield Receivables Corporation, 1.22% due 7/22/2003                            19,964,755
                          20,000,000   Sigma Finance Corp., 1.285% due 8/29/2003+                                        19,955,600
                          20,000,000   Societe Generale, 1.19% due 8/06/2003                                             19,998,200
                          20,000,000   Superior Funding Capital Corp., 1.20% due 6/18/2003                               19,988,000
                          20,000,000   Toyota Motor Credit Corp., 1.20% due 6/18/2003                                    19,988,000
                          20,000,000   Transamerica Finance Corporation, 1.24% due 7/08/2003                             19,973,822
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN COMMERCIAL PAPER (COST - $459,502,784) - 66.7%              459,503,712
------------------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT                       Federal Home Loan Bank:
 AGENCY OBLIGATIONS*      20,000,000       1.44% due 3/10/2004                                                           20,009,140
 -12.3%                   20,000,000       1.30% due 4/07/2004                                                           20,000,520
                                       Federal National Mortgage Association:
                          25,000,000       1.19% due 7/23/2003                                                           24,956,201
                          20,000,000       1.135% due 8/20/2003                                                          19,949,960
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY OBLIGATIONS
                                       (COST - $84,905,126) - 12.3%                                                      84,915,821
------------------------------------------------------------------------------------------------------------------------------------
 REPURCHASE                2,457,935   State Street Corp., purchased on 5/30/03 to yield 1.18% to 6/02/03,
 AGREEMENTS-0.4%                       repurchase price $2,458,177, collateralized by U.S. Treasury Notes,
                                       6.25% due 5/15/2030                                                                2,457,935
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN REPURCHASE AGREEMENTS (COST - $2,457,935) - 0.4%              2,457,935
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (COST - $686,861,770) - 99.7%         687,068,568
------------------------------------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS (COST - $689,023,723) - 99.9%                                  688,738,107
                                       OTHER ASSETS LESS LIABILITIES - 0.1%                                                 532,107
                                                                                                                      --------------
                                       NET ASSETS - 100.0%                                                            $ 689,270,214
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Company.

 +   Floating rate note.
     See Notes to Financial Statements.

                                         READINGTON HOLDINGS, INC., MAY 31, 2003

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL (UNAUDITED)

              AS OF MAY 31, 2003
ASSETS:       Investments, at value (identified cost-$689,023,723)                                                    $ 688,738,107
              Receivables:
                   Interest                                                                        $     614,701
                   Dividend receipts                                                                       2,858            617,559
                                                                                                   --------------     --------------
              Total assets                                                                                              689,355,666
                                                                                                                      --------------

LIABILITIES:  Payables:
                     Investment adviser                                                                   55,489
                     Other affiliates                                                                      5,750
                     Dividends to shareholders                                                                33             61,272
                                                                                                   --------------
              Accrued expenses                                                                                               24,180
                                                                                                                      --------------
              Total liabilities                                                                                              85,452
                                                                                                                      --------------

NET ASSETS:   Net assets                                                                                              $ 689,270,214
                                                                                                                      ==============
CAPITAL:      Capital Stock:
                 Class A Senior Stock, par value $1,000 (2,450 shares authorized, issued and
                 outstanding at $1,000 per share)                                                                     $   2,450,000
                                                                                                                      --------------
                 Class B Junior Stock, par value $1,000 (619,626 shares authorized, issued and
                 outstanding)                                                                                           619,626,000
                 Paid-in capital in excess of par                                                                         8,197,493
              Accumulated distributions in excess of investment income-net                         $ (32,471,625)
              Undistributed realized capital gains on investments and interest rate swaps-net         91,753,962
              Unrealized depreciation on investments-net                                                (285,616)
                                                                                                   --------------
              Total accumulated earnings-net                                                                             58,996,721
                                                                                                                      --------------
              Total - Equivalent to $1,108.44 net asset value per share of Class B Junior Stock                         686,820,214
                                                                                                                      --------------
              Total capital                                                                                           $ 689,270,214
                                                                                                                      ==============


          See Notes to Financial Statements.

                                         READINGTON HOLDINGS, INC., MAY 31, 2003

STATEMENT OF OPERATIONS (UNAUDITED)

                        FOR THE SIX MONTHS ENDED MAY 31, 2003
INCOME:                 Interest income                                                                               $   4,393,776
                        Income from dividend receipts-net                                                                    17,848
                                                                                                                      --------------
                        Total income                                                                                      4,411,624
                                                                                                                      --------------

EXPENSES:               Swap interest expense-net                                                           $531,947
                        Investment advisory fees                                                             337,297
                        Professional fees                                                                     38,866
                        Accounting services                                                                   38,402
                        Custodian fees                                                                        36,060
                        Transfer agent fees                                                                    4,088
                        Other                                                                                  3,599
                                                                                                            --------
                        Total expenses                                                                                      990,259
                                                                                                                      --------------
                        Investment income-net                                                                             3,421,365
                                                                                                                      --------------

REALIZED AND            Realized gain from investments and interest rate swaps-net                                       91,753,962
UNREALIZED GAIN (LOSS)  Change in unrealized appreciation/depreciation on investments and interest
ON INVESTMENTS-NET:       rate swaps-net                                                                               (127,176,904)
                                                                                                                      --------------
                        Total realized and unrealized loss on investments and interest rate swaps-net                   (35,422,942)
                                                                                                                      --------------
                        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (32,001,577)
                                                                                                                      ==============

                 See Notes to Financial Statements.

                                         READINGTON HOLDINGS, INC., MAY 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                       FOR THE SIX     FOR THE YEAR
                                                                                                      MONTHS ENDED         ENDED
                                                                                                         MAY 31,       NOVEMBER 30,
                   INCREASE (DECREASE) IN NET ASSETS:                                                     2003             2002
OPERATIONS:        Investment income-net                                                             $   3,421,365    $  31,733,468
                   Realized gain on investments and interest rate swaps-net                             91,753,962               --
                   Change in unrealized appreciation/depreciation on investments and
                     interest rate swaps-net                                                          (127,176,904)      41,727,013
                                                                                                     --------------   --------------
                   Net increase (decrease) in net assets resulting from operations                     (32,001,577)      73,460,481
                                                                                                     --------------   --------------

DIVIDENDS          Investment income-net:
TO SHAREHOLDERS:+       Class A Senior Stock                                                               (94,856)        (329,772)
                        Class B Junior Stock                                                           (20,595,077)     (41,177,176)
                                                                                                     --------------   --------------
                   Net decrease in net assets resulting from dividends
                     to shareholders                                                                   (20,689,933)     (41,506,948)
                                                                                                     --------------   --------------

CAPITAL STOCK      In-kind redemption of Class A Senior Stock, at value                                 (3,945,287)              --
TRANSACTIONS:                                                                                        --------------   --------------
                   Net decrease in net assets derived from capital stock transactions                   (3,945,287)              --
                                                                                                     --------------   --------------

NET ASSETS:        Total increase (decrease) in net assets                                             (56,636,797)      31,953,533
                   Beginning of period                                                                 745,907,011      713,953,478
                                                                                                     --------------   --------------
                   End of period*                                                                    $ 689,270,214    $ 745,907,011
                                                                                                     ==============   ==============
                   *  Accumulated distributions in excess of investment
                      income-net/Accumulated investment loss-net                                     $ (32,471,625)   $ (15,203,057)
                                                                                                     ==============   ==============

     + Does not include the effect of consent dividends to Class A stockholders.

       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (UNAUDITED)

                                         READINGTON HOLDINGS, INC., MAY 31, 2003


               FOR THE SIX MONTHS ENDED MAY 31, 2003
CASH USED      Net decrease in net assets resulting from operations                                                   $ (32,001,577)
FOR OPERATING  Adjustments to reconcile net decrease in net assets
ACTIVITIES:      resulting from operations to net cash provided by operating activities:
                    Decrease in receivables                                                                                 403,382
                    Decrease in other liabilities                                                                          (725,684)
                    Realized and unrealized loss on investments-net                                                      35,422,942
                    Amortization of premium and discount                                                                 (3,272,807)

                                                                                                                      --------------
               Net cash used for operating activities                                                                      (173,744)
                                                                                                                      --------------

CASH PROVIDED  Proceeds from sales of long-term investments-net                                                         494,096,955
BY INVESTING   Proceeds from sales and maturities of short-investments-net                                               20,331,696
ACTIVITIES:    Termination of swap contracts                                                                            196,036,881
                                                                                                                      --------------
               Net cash used for investing activities                                                                   710,465,532
                                                                                                                      --------------

CASH USED      Cash payments on borrowings                                                                             (685,656,601)
FOR FINANCING  Cash payments on capital shares redeemed                                                                  (3,945,287)
ACTIVITIES:    Dividends paid to shareholders                                                                           (20,689,900)

                                                                                                                      --------------
               Net cash provided by financing activities                                                               (710,291,788)
                                                                                                                      --------------

CASH:          Net increase in cash                                                                                               0
               Cash at beginning of period                                                                                        0
                                                                                                                      --------------
               Cash at end of period                                                                                  $           0
                                                                                                                      ==============


          See Notes to Financial Statements.

                                         READINGTON HOLDINGS, INC., MAY 31, 2003

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                              FOR THE SIX          FOR THE YEAR      FOR THE PERIOD
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED                     MONTHS ENDED            ENDED         AUGUST 11, 2000+
FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.                          MAY 31,           NOVEMBER 30,      TO NOVEMBER 30,
                                                                                            -----------------------
INCREASE (DECREASE) IN NET ASSET VALUE:                                          2003         2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING       Net asset value, beginning of period                $1,195.73     $1,144.16     $1,039.04      $1,006.94
PERFORMANCE:                                                                  ----------    ----------    ----------  -------------
                          Investment income - net                                  5.52 **      51.21 **      61.64          20.57
                          Realized and unrealized gain(loss) on
                           investments and interest rate swaps - net             (59.42)        67.35        110.47          26.97
                                                                              ----------    ----------    ----------  -------------
                          Total from investment operations                       (53.90)       118.56        172.11          47.54
                                                                              ----------    ----------    ----------  -------------
                          Less dividends to Class B Junior Stock
                           shareholders:
                              Investment income - net                            (33.24)       (66.46)       (61.11)        (15.32)
                              In excess of investment income - net                    -             -         (5.35)             -
                                                                              ----------    ----------    ----------  -------------
                          Total dividends to Class B Junior Stock
                           shareholders                                          (33.24)       (66.46)       (66.46)        (15.32)
                                                                              ----------    ----------    ----------  -------------
                          Effect of Class A Senior Stock:
                              Dividends to Class A Senior Stock
                               shareholders:****
                                      Investment income - net                      (.15)         (.53)         (.53)          (.12)
                                                                              ----------    ----------    ----------  -------------
                          Total effect of Class A Senior Stock                     (.15)         (.53)         (.53)          (.12)
                                                                              ----------    ----------    ----------  -------------
                          Net asset value, end of period                      $1,108.44     $1,195.73     $1,144.16      $1,039.04
                                                                              ==========    ==========    ==========  =============
--------------------------------------------------------------------------------------------------------------------  -------------
TOTAL INVESTMENT RETURN   Based on net asset value per share                    (10.09%)#      10.36%        16.56%          4.75%#
OF CLASS B JUNIOR STOCK:                                                      ==========    ==========    ==========  =============
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS BASED ON           Total expenses, net of reimbursement
AVERAGE NET ASSETS OF     and excluding interest expense***                        .13% *        .02%          .00%           .00%*
CLASS B JUNIOR STOCK:                                                         ==========    ==========    ==========  =============
                          Total expenses, excluding interest expense***            .13% *        .02%          .01%           .01%*
                                                                              ==========    ==========    ==========  =============
                          Total expenses***                                        .29% *        .02%          .01%           .01%*
                                                                              ==========    ==========    ==========  =============
                          Total investment income - net***                        1.00% *       4.42%         5.56%          6.62%*
                                                                              ==========    ==========    ==========  =============
                          Amount of dividends to Class A Senior
                          Stock shareholders****                                   .03% *        .05%          .05%           .04%*
                                                                              ===========   ==========    ==========  =============
                          Investment income-net, to Class B
                          Junior Stock shareholders                                .97% *       4.37%         5.51%          6.58%*
                                                                              ==========    ==========    ==========  =============
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS BASED ON           Total expenses, net of reimbursement
TOTAL AVERAGE             and excluding interest expense***                        .13% *        .02%          .00%           .00%*
NET ASSETS:++***                                                              ==========    ==========    ==========  =============
                          Total expenses, excluding interest expense***            .13% *        .02%          .01%           .01%*
                                                                              ==========    ==========    ==========  =============
                          Total expenses                                           .29% *        .02%          .01%           .01%*
                                                                              ==========    ==========    ==========  =============
                          Total investment income - net                           1.00% *       4.39%         5.52%          6.56%*
                                                                              ==========    ==========    ==========  =============
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS BASED ON           Dividends to Class A Senior Stock shareholders****      7.61% *       6.61%         6.60%          5.00%*
AVERAGE NET ASSETS OF                                                         ==========    ==========    ==========  =============
CLASS A SENIOR STOCK:
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL              Net assets, net of Class A Senior Stock,
DATA:                     end of period (in thousands)                        $ 686,820     $ 740,907     $ 708,953      $ 643,815
                                                                              ==========    ==========    ==========  =============
                          Class A Senior Stock outstanding,
                           end of period (in thousands)                       $   2,450     $   5,000     $   5,000      $   5,000
                                                                              ==========    ==========    ==========  =============
-----------------------------------------------------------------------------------------------------------------------------------
LEVERAGE:                 Asset coverage per $1,000                           $ 281,335     $ 149,181     $ 142,791      $ 129,763
                                                                              ==========    ==========    ==========  =============

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS PER SHARE       Investment income - net                              $  38.72      $  65.95     $   65.95      $   15.21
ON CLASS A SENIOR STOCK                                                       ==========    ==========    ==========  =============
OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------------------

    * Annualized.

   ** Based on average shares outstanding.

  *** Do not reflect the effect of dividends to Class A Senior Stock shareholders.

 **** Does not include the effect of consent dividends to Class A stockholders.

    + Commencement of operations.

   ++ Includes Class A Senior and Class B Junior Stock average net assets.

    # Aggregate total investment return.

      See Notes to Financial Statements.

READINGTON HOLDINGS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

Readington Holdings, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, closed-end management investment company. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Company offers two classes of shares. Class A Senior and Class B Junior Stock have the same voting rights, except Class A Senior Stock has approval over any plan of reorganization adversely affecting Class A Senior Stock or any action requiring a vote of security holders under Section 13(a) of the Act. The holders of Class A Senior and Class B Junior Stock do not have any rights to convert their shares into shares of any other class or series of capital stock of the Company. The holders of Class A Senior Stock (Merrill Lynch Capital Services, Inc. ("MLCS")) are entitled to cash dividends paid monthly at a rate of 6.596% of the par amount per annum; plus an additional amount, payable annually, equal to the excess, if any, of investment company taxable income in excess of $41,507,000. To the extent that the Company has investment company taxable income in excess of book income, the excess dividend declared to holders of Class A Senior Stock will be made in the form of a consent dividend. With a consent dividend, the recipient consents to recognizing the amount of the consent dividend as taxable income to the holder, however, the consent dividend is not paid to the holder in cash, but is deemed paid and reinvested in the Company as additional paid in capital. See Note 1(f).

After all accumulated dividends on the Class A Senior Stock have been fully paid or set aside for payment, the holders of Class B Junior Stock are entitled to receive dividends, if, as and when the Board of Directors declares a dividend. Generally, the amount declared on Class B Junior Stock will approximate and be no greater than the amount of investment company taxable income up to $41,507,000, less the monthly dividends to holders of Class A Senior Stock at 6.596% of the amount per annum. Upon any voluntary or involuntary liquidation or dissolution of the Company, before any distribution may be made to holders of any other class of stock, and after payment of all debts, the holders of Class A Senior Stock will be entitled to receive a priority distribution of $4,900,000, plus an amount equal to all accumulated unpaid dividends on the Class A Senior Stock, whether or not earned or declared, before anything is paid to or on account of holders of Class B Junior Stock.

The following is a summary of the significant accounting policies followed by the Company.

(a) Valuation of investments - The Company will invest primarily in dividend receipts and other Eligible Assets consisting of U.S. Treasury and Federal Agency Obligations, corporate bonds and notes, medium-term notes, money market mutual funds, commercial paper and repurchase agreements fully collateralized by U.S. Treasury and/or Federal Agency Obligations. Dividend receipts entitle the holder to all dividends paid on the underlying shares of certain money market funds until December 2023. Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Securities, including dividend receipts and swap agreements, and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors. It is possible that the fair valuations may differ significantly from the values that would have been used had a ready market for the investments existed and such differences could have been material. Other investments, including money market funds, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Company's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Company.

(b) Repurchase agreements - The Company invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Company takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Company may be delayed or limited.

(c) Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement. When the swap agreement is closed, the Company records a realized gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

(d) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend receipt income, swap income or expense and other interest income is recognized on the accrual basis.

(f) Dividends and Distributions - Dividends and Distributions paid by the Company are recorded on the ex-dividend dates. The Board of Directors has authorized the declaration of consent dividends, to the extent necessary, as of the Company's fiscal year end. Distributions, including consent dividends, in excess of investment income, are due primarily to differing tax treatments relating to (i) amortization of the cost of the dividend receipts (generally, the Fund's book amortization will exceed tax amortization) and (ii) recognition of income and expense on interest rate swaps.

2.  TRANSACTIONS WITH AFFILIATES:

The Company entered into a Management and Investment Advisory Agreement with Munder Capital Management ("Munder").

Munder is responsible for the management of the Company's portfolio. For such services, the Company pays a monthly fee at the following annual rates: .20% of the Company's average monthly value of assets other than dividend receipts or interest rate swaps ("New Investments") not exceeding $50 million; .15% of average monthly value of New Investments in excess of $50 million but not exceeding $100 million; .10% of average monthly value of New Investments in excess of $100 million but not exceeding $250 million; and .08% of average monthly value of New Investments in excess of $250 million. Munder will not be paid any fee based on the value of the dividend receipts or any amounts invested in money market mutual funds managed by Munder or its affiliates.

As of May 31, 2003, 2,450 shares of Class A Senior Stock and 18,736 shares of Class B Junior Stock were beneficially owned and of record by MLCS. The parent corporation of MLCS is Merrill Lynch & Co., Inc. ("ML & Co.").

Effective December 31, 2002, the Company redeemed in-kind 2,550 shares of Class A Senior Stock beneficially owned by Merrill Lynch Mortgage Capital Inc. in exchange for the assumption of the liability of the Company under the swap agreements and all Dividend Receipts held by the Company, except for 2,906,838 shares of Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch Institutional Money Market Fund.)

As of May 31, 2003, 600,781 shares of Class B Junior Stock were owned beneficially and of record by Merck Holdings, Inc. ("Merck Holdings"). The parent company of Merck Holdings is Merck & Co., Inc.

MLIM Alternative Investment Strategies LLC ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

For the six months ended May 31, 2003, the Company earned $215,931 from investments in ML & Co. affiliates.

Certain officers and/or directors of the Company are officers and/or directors of Merck & Co. or affiliates.

3.  INVESTMENTS:

Net realized gains (losses) for the six months ended May 31, 2003 and net unrealized gains (losses) as of May 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                 REALIZED          UNREALIZED
                                              GAINS (LOSSES)     GAINS (LOSSES)
--------------------------------------------------------------------------------
  Long-term investments...............        $(104,283,075)        $(492,414)
  Short-term investments..............                  156           206,798
  Interest rate swaps.................          196,036,881                --
                                              -------------         ---------
  Total...............................        $  91,753,962         $(285,616)
                                              =============         =========
--------------------------------------------------------------------------------

As of May 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $285,616, of which $212,624 related to appreciated securities and $498,240 related to depreciated securities. At May 31, 2003, the aggregate cost of investments for Federal income tax purposes was $689,023,723.

4.  CAPITAL STOCK TRANSACTIONS:

During the six months ended May 31, 2003, Class A Senior Stock shares issued and outstanding decreased by 2,550 as a result of an in-kind redemption and during the year ended November 30, 2002, shares issued and outstanding remained constant.

Director and Officer Information
---------------------------------

      Here is a listing of the directors and officers of the Fund and their business experience for the past five years. None of directors and officers are "interested persons" of the Fund (as defined in the Investment Company Act of 1940). In addition, none of the officers or directors receive any remuneration from the Fund. Unless otherwise noted, the address of each director and officer is c/o Readington Holdings, Inc., One Merck Drive, Whitehouse Station, New Jersey 08889.



                                   Position Held with                 Principal Occupation
Name, Address and Age              Registrant (Since)                During Last Five Years
---------------------              ------------------                -----------------------

Caroline Dorsa (43)                 Director (2000)               Vice President and Treasurer of  Merck
                                                                  & Co., Inc. since 1997, Treasurer since 1994;
                                                                  Director, Public Service Enterprise Group
                                                                  Incorporated since 2003.

Jon Filderman (45)                  Director (2000)               Counsel, Corporate Staff, of Merck &
                                                                  Co., Inc. since 2002; Assistant Counsel,
                                                                  Corporate Staff, of Merck & Co., Inc.
                                                                  since 1995.

Robert E. Underwood (51)            Chairman of the               Assistant Treasurer of Merck & Co., Inc.
                                    Board (2000 - Director)       since 1997; Controller, Human Health
                                                                  Europe, of Merck & Co., Inc. since
                                                                  1995.

Diana Gengos (43)                   President (2002)              Assistant Treasurer, International, of
                                                                  Merck & Co., Inc. since 2001; Senior
                                                                  Director of Financial Evaluation &
                                                                  Analysis of Merck & Co., Inc. since
                                                                  1995.

Stephen Propper (38)                Treasurer (2002)              Assistant Treasurer, Merck & Co., Inc.
                                                                  since 2003; Senior Director
                                                                  Pharmaceutical Economics & Financial
                                                                  Analysis of Merck & Co., Inc. since
                                                                  1995.

Lauran S. D'Alessio (42)            Secretary (2002)              Counsel, Corporate Licensing, of Merck
                                                                  & Co., Inc., since 2002; Assistant
                                                                  Counsel, Corporate Staff, of Merck &
                                                                  Co., Inc. since 1995.

Richard C. Henriques (47)           Director (2003)               Vice President, Controller of Merck &
                                                                  Co., Inc. since 1998, Controller since
                                                                  1997.

Judy C. Lewent (54)                 Director (2003)               Executive Vice President, Chief Financial
                                                                  Officer and President, Human Health Asia, of
                                                                  Merck & Co., Inc. since 2003; Executive Vice
                                                                  President and Chief Financial Officer of Merck
                                                                  & Co., Inc. since 2001; Senior Vice President
                                                                  (1993) and Chief Financial Officer (1990) of
                                                                  Merck & Co., Inc. since 1997; Director, Dell
                                                                  Computer Corporation since 2001; Director,
                                                                  Motorola, Inc. since 1995.


Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Audit Committee of Listed Registrants -- Not required in this filing

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for
          Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures


      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

       (a) Code of Ethics -- Not required in this filing

       (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Readington Holdings, Inc.

By:  /s/ Diana Gengos
     ----------------
         Diana Gengos
         President

Date: July 30, 2003

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Diana Gengos
     ----------------
         Diana Gengos
         President

    /s/ Stephen Propper
    -------------------
        Stephen Propper
        Treasurer

Date: July 30, 2003




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